INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of reconciliation between the statutory rate and the effective tax rate
Year Ended December 31,
	2020	2019
Current expense (benefit):
Federal	$-	$-
State	-	-
Total current expense (benefit):	-	-

Deferred expense (benefit):
Federal	-	-
State	-	-
Total deferred expense (benefit):	-	-

Total income tax expense (benefit):	$-	$-

Schedule of provision for income taxes (benefit)
	Year Ended December 31,
	2020	2019
Income at US Statutory Rate	$(439,687)	$(211,240)
State taxes, net of Federal benefit	-	-
Valuation allowance	439,687	211,240
Total	$0	$0

Schedule of deferred tax assets
	Years Ended December 31,
	2020	2019

Net Operating Losses	$1,391,824	$1,032,904
Stock Options	335,726	250,182
Other	806	240
Total Deferred tax assets	$1,728,356	$1,283,326
Depreciation	(17,358)	(12,015)
Total deferred tax liability	$(17,358)	$(12,015)
Deferred tax asset (liability)	$1,710,998	$1,271,311
Valuation allowance	(1,710,998)	(1,271,311)
Net deferred tax asset (liability)	$-	$-